Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Legacy Class A	Legacy Class B	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests	Total
Balance at Dec. 31, 2019					$ 101,286	$ (40,004)	$ (3,074)	$ 163	$ 58,371
Balance (in Shares) at Dec. 31, 2019	431,682	37,538
Retroactive application of recapitalization			$ 3		(3)
Retroactive application of recapitalization (in Shares)	(431,682)	(37,538)	34,557,480	151,950
As adjusted			$ 3		101,283	(40,004)	(3,074)	163	58,371
As adjusted (in Shares)			34,557,480	151,950
Net (loss) income						(26,177)		(155)	(26,332)
Equity-based compensation					211				211
Foreign currency translation adjustments							(13,907)	(145)	(14,052)
Balance at Dec. 31, 2020			$ 3		101,494	(66,181)	(16,981)	(137)	18,198
Balance (in Shares) at Dec. 31, 2020			34,557,480	151,950
Net (loss) income						(20,070)		22	(20,048)
Issuance of common stock in offering, net of transaction cost of $3.1 million					21,819				21,819
Issuance of common stock in offering, net of transaction cost of $3.1 million (in Shares)			3,560,710
Conversion of convertible debt to common stock					4,700				4,700
Conversion of convertible debt to common stock (in Shares)			461,236
Issuance of common stock due to closing of Business Combination, net of transaction costs of $13.0 million			$ 1		65,840				65,841
Issuance of common stock due to closing of Business Combination, net of transaction costs of $13.0 million (in Shares)			7,413,435
Issuance of common stock to First Lien Facility administrative agent			$ 1		(1)
Issuance of common stock to First Lien Facility administrative agent (in Shares)			4,439,333
Equity-based compensation					6,481				6,481
Employee withholding taxes paid related to net share settlements				$ (294)	(1,684)				(1,978)
Employee withholding taxes paid related to net share settlements (in Shares)			(29,431)	29,431
Other comprehensive expense							62		62
Foreign currency translation adjustments							(443)	16	(427)
Balance at Dec. 31, 2021			$ 5	$ (294)	$ 198,649	$ (86,251)	$ (17,362)	$ (99)	$ 94,648
Balance (in Shares) at Dec. 31, 2021			50,402,763	181,381